Provision for legal claims (Tables)	12 Months Ended
Jun. 30, 2020
Provision for Legal Claims [Abstract]
Schedule of probable likelihood of loss
	Labor	Administrative	Tax	Civil	Total
At June 30, 2018	990	-	195	22	1,207
Additions	278	-	-	25	303
Monetary restatement	114	-	-	-	114
Reversal/payments	(580)	-	(195)	(25)	(800)
At June 30, 2019	802	-	-	22	824
Additions	418	65	-	378	861
Monetary restatement	103	2	-	-	105
Reversal/payments	(365)	-	-	-	(365)
Acquisition Agrifirma	60		-	-	60
At June 30, 2020	1,018	67	-	400	1,485

Schedule of contingencies
	2020	2019
Civil	9,532	9,190
Tax	4,511	4,062
Labor	3,389	825
Environmental	193	279
	17,625	14,356

Schedule of judicial deposits
	2020	2019
Labor	378	389
Tax	1,178	1,143
Civil	150	135
(Note 7)	1,706	1,667